Share-Based Compensation - Schedule of Non-vested Restricted Stock Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Non-vested Shares, Balance Beginning	133,168
Number of Non-vested Shares, Vested	(267,871)
Number of Non-vested Shares, Cancelled	(6,742)
Number of Non-vested Shares, Shares of restricted stock granted	664,165
Shares of Restricted Stock Reserved, Shares		99,876,158
Number of Non-vested Shares, Balance Ending	522,720	133,168
Weighted-Average Fair Value Non-vested shares, Balance Beginning	$ 3.83
Weighted-Average Fair Value Non-vested shares, Vested	1.80
Weighted-Average Fair Value Non-vested shares, Cancelled	3.90
Weighted-Average Fair Value Non-vested shares, Shares of restricted stock granted	0.83
Weighted-average Fair Value Shares of Restricted Stock Reserved		0.0051
Weighted-Average Fair Value Non-vested shares, Balance Ending	$ 1.05	$ 3.83